Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2011 Out-of-production aircraft or aircraft impacted by new technology developments item	Dec. 31, 2011 Freighter aircraft Before change in estimate	Jun. 30, 2011 Freighter aircraft Before change in estimate item	Dec. 31, 2011 Change in estimated useful life Increase in amount	Dec. 31, 2011 Change in estimated useful life Out-of-production aircraft or aircraft impacted by new technology developments item	Dec. 31, 2011 Change in estimated useful life Freighter aircraft item	Feb. 29, 2012 Customer bankruptcy or ceased operations item	Dec. 31, 2010 Fleet of aircraft item	Dec. 31, 2012 Fleet of aircraft	Dec. 31, 2011 Fleet of aircraft item	Sep. 30, 2010 Aircraft 747-400s, A321-100s and other	Sep. 30, 2010 Aircraft 747-400s item	Dec. 31, 2012 Aircraft 747-400s item	Sep. 30, 2010 Aircraft A321-100s item	Dec. 31, 2012 Aircraft A321-100s item	Sep. 30, 2010 Other aircraft item	Dec. 31, 2010 Narrowbody aircraft item	Dec. 02, 2010 Narrowbody aircraft	Dec. 31, 2010 Aircraft subject to litigation	Dec. 31, 2010 Held for use aircraft impacted by Airbus announcement of neo aircraft item	Dec. 31, 2012 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments item	Dec. 31, 2010 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments AeroTurbine item	Dec. 31, 2012 Aircraft under lease with customers that ceased operations item	Dec. 31, 2011 Aircraft under lease with customers that ceased operations item
Aircraft impairment charges on flight equipment held for use
Aircraft Impaired or adjusted	2	2	10	100	82								5		95		7		5		4	61			61	9	97	21	1	1	3
Impairment Charges and Fair Value Adjustments	$ 19,706,000	$ 11,171,000	$ 102,662,000	$ 1,567,180,000	$ 1,110,427,000								$ 82,300,000			$ 417,700,000						$ 602,300,000		$ 8,100,000	$ 602,300,000	$ 100,200,000	$ 1,523,300,000	$ 508,100,000		$ 2,500,000	$ 43,900,000
Estimated useful life							35 years				25 years			25 years
Depreciation expense									$ 55,900,000
Number of aircraft						239		10		140	10						13		11			78
Number of aircraft, estimated undiscounted cash flows supported carrying values																		6		6
Fuel savings (as a percent)																							15.00%
Aircraft excluded, impairment charges recorded earlier in period																										1
Aircraft impaired or adjusted twice																															2
Number of customers declaring bankruptcy or ceasing operations												4
Number of customers declaring bankruptcy or ceasing operations with separate operating certificates												1
Number of operating certificates held by customers declaring bankruptcy or ceasing operations												2